OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 521,834	$ 536,599
Accumulated amortization	408,094	366,474
Other intangible assets, net	113,740	170,125
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	294,669	304,230
Accumulated amortization	217,680	192,266
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	193,625	197,258
Accumulated amortization	158,887	144,818
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	10,238	10,171
Accumulated amortization	8,225	7,745
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	13,183	14,644
Accumulated amortization	13,183	13,074
Covenant Not to Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	10,119	10,296
Accumulated amortization	$ 10,119	$ 8,571